Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | First Quarter Report 2024
Common Stocks 99.3%
Issuer Shares Value ($)
Communication Services  8.5%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. 39,577 1,676,086
Entertainment 0.3%
Electronic Arts, Inc. 2,530 348,077
Live Nation Entertainment, Inc.
(a)
1,433 127,322
Playtika Holding Corp.
(a)
202 1,458
Roku, Inc.
(a)
1,099 96,778
Spotify Technology SA
(a)
1,296 279,094
Total 852,729
Interactive Media & Services 7.0%
Alphabet, Inc. Class A
(a)
56,094 7,858,769
Alphabet, Inc. Class C
(a)
47,948 6,799,027
Match Group, Inc.
(a)
2,615 100,364
Meta Platforms, Inc. Class A
(a)
20,193 7,878,097
Pinterest, Inc. Class A
(a)
5,385 201,776
Total 22,838,033
Media 0.7%
Comcast Corp. Class A 38,116 1,773,919
Fox Corp. Class A 2,403 77,617
Fox Corp. Class B 1,231 36,942
New York Times Co. (The) Class A 1,509 73,277
Trade Desk, Inc. (The) Class A
(a)
4,001 273,788
Total 2,235,543
Total Communication Services 27,602,391
Consumer Discretionary  10.8%
Automobile Components 0.0%
Lear Corp. 936 124,394
Phinia, Inc. 749 22,650
Total 147,044
Automobiles 0.0%
Thor Industries, Inc. 808 91,320
Broadline Retail 7.0%
Amazon.com, Inc.
(a)
141,195 21,913,464
Coupang, Inc.
(a)
16,855 235,970
eBay, Inc. 8,422 345,892
Kohl's Corp. 1,696 43,689
Nordstrom, Inc. 1,756 31,871
Ollie's Bargain Outlet Holdings, Inc.
(a)
974 70,060
Total 22,640,946
Diversified Consumer Services 0.0%
ADT, Inc. 3,223 21,046
H&R Block, Inc. 2,392 112,041
Total 133,087
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.
(a)
567 1,988,735
Caesars Entertainment, Inc.
(a)
3,146 138,015
Carnival Corp.
(a)
15,473 256,542
DraftKings, Inc. Class A
(a)
6,474 252,810
Expedia Group, Inc.
(a)
2,233 331,221
Hilton Worldwide Holdings, Inc. 4,029 769,378
Las Vegas Sands Corp. 5,593 273,610
MGM Resorts International
(a)
4,433 192,259
Royal Caribbean Cruises Ltd.
(a)
3,650 465,375
Travel + Leisure Co. 1,090 44,058
Wendy's Co. (The) 2,721 51,917
Wynn Resorts Ltd. 1,580 149,199
Total 4,913,119
Household Durables 0.8%
DR Horton, Inc. 4,828 689,969
Leggett & Platt, Inc. 2,092 48,555
Lennar Corp. Class A 3,834 574,525
Common Stocks (continued)
Issuer Shares Value ($)
Lennar Corp. Class B 186 25,808
Mohawk Industries, Inc.
(a)
840 87,570
NVR, Inc.
(a)
42 297,162
PulteGroup, Inc. 3,348 350,067
Toll Brothers, Inc. 1,694 168,299
TopBuild Corp.
(a)
489 180,505
Total 2,422,460
Specialty Retail 1.2%
Dick's Sporting Goods, Inc. 938 139,828
Gap, Inc. (The) 3,026 56,556
O'Reilly Automotive, Inc.
(a)
946 967,805
Ross Stores, Inc. 5,275 739,977
TJX Cos., Inc. (The) 18,078 1,715,783
Williams-Sonoma, Inc. 996 192,616
Total 3,812,565
Textiles, Apparel & Luxury Goods 0.3%
Carter's, Inc. 570 43,115
Crocs, Inc.
(a)
955 96,913
Deckers Outdoor Corp.
(a)
415 312,798
Ralph Lauren Corp. 610 87,639
Skechers USA., Inc. Class A
(a)
2,087 130,312
Tapestry, Inc. 3,664 142,127
Total 812,904
Total Consumer Discretionary 34,973,445
Consumer Staples  5.8%
Beverages 1.2%
Coca-Cola Co. (The) 60,840 3,619,372
Molson Coors Beverage Co. Class B 2,717 167,883
Total 3,787,255
Consumer Staples Distribution 0.6%
Albertsons Cos., Inc. Class A 6,439 136,636
Kroger Co. (The) 10,202 470,720
Target Corp. 7,181 998,734
US Foods Holding Corp.
(a)
3,543 163,013
Walgreens Boots Alliance, Inc. 11,033 249,015
Total 2,018,118
Food Products 0.6%
Bunge Global SA 2,314 203,840
Campbell Soup Co. 3,031 135,273
General Mills, Inc. 9,270 601,716
Ingredion, Inc. 1,017 109,399
JM Smucker Co. (The) 1,640 215,742
Kellanova 4,084 223,640
Kraft Heinz Co. (The) 12,618 468,506
Seaboard Corp. 4 14,412
Total 1,972,528
Household Products 2.4%
Colgate-Palmolive Co. 12,860 1,082,812
Kimberly-Clark Corp. 5,332 645,012
Procter & Gamble Co. (The) 37,038 5,820,151
Reynolds Consumer Products, Inc. 859 23,339
Total 7,571,314
Tobacco 1.0%
Altria Group, Inc. 27,857 1,117,623
Philip Morris International, Inc. 24,147 2,193,755
Total 3,311,378
Total Consumer Staples 18,660,593
Energy  3.8%
Energy Equipment & Services 0.1%
Baker Hughes Co. 11,459 326,582
TechnipFMC PLC 4,998 96,661
Total 423,243

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF | First Quarter Report 2024 3
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp. 20,087 2,961,426
Coterra Energy, Inc. 8,551 212,749
EOG Resources, Inc. 6,736 766,489
EQT Corp. 4,126 146,060
Exxon Mobil Corp. 46,038 4,733,167
HF Sinclair Corp. 1,631 92,135
Marathon Oil Corp. 7,002 159,996
Marathon Petroleum Corp. 4,844 802,166
Phillips 66 5,280 761,957
Pioneer Natural Resources Co. 2,655 610,199
Valero Energy Corp. 4,034 560,323
Total 11,806,667
Total Energy 12,229,910
Financials  13.5%
Banks 6.7%
Bank of America Corp. 131,359 4,467,520
Bank OZK 2,034 91,754
Citigroup, Inc. 36,723 2,062,731
Comerica, Inc. 2,451 128,873
East West Bancorp, Inc. 2,631 191,563
Fifth Third Bancorp 12,740 436,218
First Citizens BancShares, Inc. Class A 187 282,370
FNB Corp. 6,727 88,662
JPMorgan Chase & Co. 54,361 9,478,384
M&T Bank Corp. 3,155 435,705
New York Community Bancorp, Inc. 13,661 88,387
Popular, Inc. 1,332 113,819
Webster Financial Corp. 3,236 160,117
Wells Fargo & Co. 68,832 3,453,990
Wintrust Financial Corp. 1,119 108,521
Zions Bancorp NA 2,729 114,345
Total 21,702,959
Capital Markets 1.5%
Affiliated Managers Group, Inc. 648 96,448
Bank of New York Mellon Corp. (The) 14,649 812,434
Cboe Global Markets, Inc. 1,971 362,368
CME Group, Inc. 6,811 1,401,976
Franklin Resources, Inc. 5,442 144,921
Invesco Ltd. 6,870 108,752
Janus Henderson Group PLC 2,491 71,641
LPL Financial Holdings, Inc. 1,427 341,324
Nasdaq, Inc. 6,508 375,967
SEI Investments Co. 1,917 121,231
State Street Corp. 5,986 442,186
T Rowe Price Group, Inc. 4,249 460,804
Virtu Financial, Inc. Class A 1,679 28,191
XP, Inc. Class A 6,391 157,091
Total 4,925,334
Consumer Finance 0.1%
Synchrony Financial 7,828 304,274
Financial Services 3.4%
Corebridge Financial, Inc. 4,406 106,493
Euronet Worldwide, Inc.
(a)
893 88,988
Fiserv, Inc.
(a)
11,475 1,627,958
Global Payments, Inc. 4,972 662,420
MGIC Investment Corp. 5,329 105,727
Visa, Inc. Class A 30,859 8,432,530
Western Union Co. (The) 7,035 88,430
Total 11,112,546
Insurance 1.8%
Assurant, Inc. 998 167,614
Common Stocks (continued)
Issuer Shares Value ($)
Axis Capital Holdings Ltd. 1,467 87,316
Brown & Brown, Inc. 4,496 348,710
CNA Financial Corp. 493 21,726
Everest Group Ltd. 821 316,060
Hartford Financial Services Group, Inc. (The) 5,808 505,064
Lincoln National Corp. 3,220 88,389
Loews Corp. 3,528 257,050
Marsh & McLennan Cos., Inc. 9,430 1,827,911
MetLife, Inc. 12,203 845,912
Old Republic International Corp. 5,099 142,976
Reinsurance Group of America, Inc. 1,267 220,319
RenaissanceRe Holdings Ltd. 947 216,702
Unum Group 3,715 179,583
Willis Towers Watson PLC 1,984 488,659
Total 5,713,991
Total Financials 43,759,104
Health Care  12.6%
Biotechnology 2.2%
AbbVie, Inc. 12,620 2,074,728
Alnylam Pharmaceuticals, Inc.
(a)
928 160,461
Amgen, Inc. 3,863 1,213,986
Apellis Pharmaceuticals, Inc.
(a)
749 47,404
Biogen, Inc.
(a)
1,027 253,320
BioMarin Pharmaceutical, Inc.
(a)
1,376 121,198
Exact Sciences Corp.
(a)
1,298 84,889
Exelixis, Inc.
(a)
2,307 50,200
Gilead Sciences, Inc. 8,882 695,105
Incyte Corp.
(a)
1,342 78,869
Ionis Pharmaceuticals, Inc.
(a)
1,031 52,983
Karuna Therapeutics, Inc.
(a)
274 85,877
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 221
Moderna, Inc.
(a)
2,376 240,095
Natera, Inc.
(a)
757 49,917
Neurocrine Biosciences, Inc.
(a)
729 101,892
Regeneron Pharmaceuticals, Inc.
(a)
768 724,055
Roivant Sciences Ltd.
(a)
2,466 24,660
Sarepta Therapeutics, Inc.
(a)
638 75,916
Ultragenyx Pharmaceutical, Inc.
(a)
495 21,834
United Therapeutics Corp.
(a)
337 72,381
Vertex Pharmaceuticals, Inc.
(a)
1,873 811,721
Total 7,041,712
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 34,754 3,932,415
Align Technology, Inc.
(a)
1,495 399,643
Baxter International, Inc. 10,307 398,778
DENTSPLY SIRONA, Inc. 4,319 150,085
GE HealthCare Technologies, Inc. 7,733 567,293
Hologic, Inc.
(a)
4,963 369,446
Integra LifeSciences Holdings Corp.
(a)
1,434 57,575
Medtronic PLC 26,856 2,350,974
QuidelOrtho Corp.
(a)
1,072 73,443
Zimmer Biomet Holdings, Inc. 4,222 530,283
Total 8,829,935
Health Care Providers & Services 2.2%
Cardinal Health, Inc. 5,108 557,743
Cencora, Inc. 3,230 751,556
Centene Corp.
(a)
10,974 826,452
Cigna Group (The) 5,874 1,767,780
DaVita, Inc.
(a)
1,056 114,217
Humana, Inc. 2,493 942,504
McKesson Corp. 2,722 1,360,701
Molina Healthcare, Inc.
(a)
1,169 416,678

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2024 (Unaudited)
4 Columbia Research Enhanced Core ETF | First Quarter Report 2024
Common Stocks (continued)
Issuer Shares Value ($)
Premier, Inc. Class A 2,386 51,585
Tenet Healthcare Corp.
(a)
1,948 161,178
Total 6,950,394
Life Sciences Tools & Services 0.3%
Avantor, Inc.
(a)
13,545 311,400
Bio-Rad Laboratories, Inc. Class A
(a)
434 139,266
Fortrea Holdings, Inc.
(a)
1,809 56,007
ICON PLC
(a)
1,635 426,523
Maravai LifeSciences Holdings, Inc. Class
A
(a)
2,243 13,009
Medpace Holdings, Inc.
(a)
466 135,876
Total 1,082,081
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co. 42,281 2,066,272
Jazz Pharmaceuticals PLC
(a)
1,234 151,436
Johnson & Johnson 48,910 7,771,799
Merck & Co., Inc. 51,281 6,193,719
Organon & Co. 5,307 88,362
Perrigo Co. PLC 2,795 89,664
Royalty Pharma PLC Class A 7,515 213,351
Viatris, Inc. 23,919 281,527
Total 16,856,130
Total Health Care 40,760,252
Industrials  9.3%
Aerospace & Defense 0.1%
Curtiss-Wright Corp. 923 205,432
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. 3,688 465,905
FedEx Corp. 5,542 1,337,229
Total 1,803,134
Building Products 1.1%
A O Smith Corp. 2,995 232,442
Advanced Drainage Systems, Inc. 1,661 216,628
AZEK Co., Inc. (The)
(a)
3,223 124,279
Builders FirstSource, Inc.
(a)
3,083 535,610
Carlisle Cos., Inc. 1,217 382,454
Carrier Global Corp. 19,376 1,060,061
Fortune Brands Innovations, Inc. 3,042 236,029
Masco Corp. 5,421 364,779
Owens Corning 2,159 327,153
Total 3,479,435
Commercial Services & Supplies 0.5%
Cintas Corp. 2,124 1,284,107
Veralto Corp. 5,299 406,380
Total 1,690,487
Construction & Engineering 0.2%
AECOM 3,193 281,591
EMCOR Group, Inc. 1,109 252,974
Total 534,565
Electrical Equipment 0.2%
Acuity Brands, Inc. 769 183,145
Vertiv Holdings Co. Class A 7,972 449,063
Total 632,208
Ground Transportation 0.6%
CSX Corp. 49,527 1,768,114
Landstar System, Inc. 878 168,330
Ryder System, Inc. 1,074 121,974
Total 2,058,418
Industrial Conglomerates 0.4%
3M Co. 13,357 1,260,233
Machinery 2.9%
AGCO Corp. 1,490 182,272
Common Stocks (continued)
Issuer Shares Value ($)
Allison Transmission Holdings, Inc. 2,213 133,975
Caterpillar, Inc. 12,455 3,740,361
Crane Co. 1,118 138,755
Donaldson Co., Inc. 2,919 188,538
Esab Corp. 1,361 117,032
Fortive Corp. 8,627 674,459
Gates Industrial Corp. PLC
(a)
2,692 34,673
ITT, Inc. 1,967 237,574
Lincoln Electric Holdings, Inc. 1,346 299,108
PACCAR, Inc. 12,477 1,252,566
Parker-Hannifin Corp. 3,085 1,432,983
Pentair PLC 3,963 289,973
Snap-on, Inc. 1,282 371,690
Stanley Black & Decker, Inc. 3,728 347,822
Timken Co. (The) 1,501 122,947
Total 9,564,728
Marine Transportation 0.0%
Kirby Corp.
(a)
1,435 112,877
Passenger Airlines 0.4%
American Airlines Group, Inc.
(a)
15,966 227,196
Delta Air Lines, Inc. 15,598 610,506
United Airlines Holdings, Inc.
(a)
8,012 331,536
Total 1,169,238
Professional Services 2.0%
Automatic Data Processing, Inc. 10,092 2,480,412
Broadridge Financial Solutions, Inc. 2,850 581,970
CACI International, Inc. Class A
(a)
542 186,301
Genpact Ltd. 4,362 156,596
Jacobs Solutions, Inc. 3,095 417,113
ManpowerGroup, Inc. 1,235 91,563
Paychex, Inc. 7,879 959,111
Robert Half, Inc. 2,572 204,577
Science Applications International Corp. 1,324 169,022
SS&C Technologies Holdings, Inc. 5,275 321,880
Verisk Analytics, Inc. 3,498 844,872
Total 6,413,417
Trading Companies & Distributors 0.4%
Core & Main, Inc. Class A
(a)
2,885 119,180
Ferguson PLC 4,969 933,476
MSC Industrial Direct Co., Inc. Class A 1,097 108,252
WESCO International, Inc. 1,042 180,808
Total 1,341,716
Total Industrials 30,265,888
Information Technology  27.8%
Communications Equipment 1.0%
Arista Networks, Inc.
(a)
2,290 592,377
Cisco Systems, Inc. 38,893 1,951,651
F5, Inc.
(a)
557 102,321
Juniper Networks, Inc. 3,026 111,841
Motorola Solutions, Inc. 1,548 494,586
Total 3,252,776
Electronic Equipment, Instruments & Components 0.0%
Crane NXT Co. 458 26,692
TD SYNNEX Corp. 440 43,991
Total 70,683
IT Services 0.1%
Okta, Inc.
(a)
1,422 117,528
VeriSign, Inc.
(a)
871 173,225
Total 290,753
Semiconductors & Semiconductor Equipment 5.5%
Allegro MicroSystems, Inc.
(a)
730 18,936
Applied Materials, Inc. 8,078 1,327,215

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF | First Quarter Report 2024 5
Common Stocks (continued)
Issuer Shares Value ($)
Cirrus Logic, Inc.
(a)
519 40,067
Enphase Energy, Inc.
(a)
1,320 137,452
Lam Research Corp. 1,292 1,066,120
Lattice Semiconductor Corp.
(a)
1,292 78,631
NVIDIA Corp. 22,177 13,644,843
QUALCOMM, Inc. 10,599 1,574,057
Skyworks Solutions, Inc. 1,479 154,496
Total 18,041,817
Software 13.0%
Adobe, Inc.
(a)
4,360 2,693,521
Atlassian Corp. Class A
(a)
1,345 335,941
Autodesk, Inc.
(a)
2,023 513,458
Cadence Design Systems, Inc.
(a)
2,581 744,515
Crowdstrike Holdings, Inc. Class A
(a)
1,968 575,640
Datadog, Inc. Class A
(a)
2,632 327,526
DocuSign, Inc.
(a)
1,833 111,666
Dropbox, Inc. Class A
(a)
2,447 77,521
Dynatrace, Inc.
(a)
2,277 129,789
Fortinet, Inc.
(a)
6,126 395,066
Gen Digital, Inc. 5,308 124,632
HubSpot, Inc.
(a)
428 261,508
Intuit, Inc. 2,600 1,641,458
Microsoft Corp. 70,168 27,897,393
Nutanix, Inc. Class A
(a)
2,145 120,549
Palo Alto Networks, Inc.
(a)
2,813 952,229
Salesforce, Inc.
(a)
8,942 2,513,507
ServiceNow, Inc.
(a)
1,898 1,452,729
Smartsheet, Inc. Class A
(a)
1,225 55,088
Splunk, Inc.
(a)
1,445 221,620
Workday, Inc. Class A
(a)
1,869 544,010
Zoom Video Communications, Inc. Class A
(a)
2,342 151,316
Zscaler, Inc.
(a)
841 198,198
Total 42,038,880
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc. 140,857 25,974,031
HP, Inc. 8,201 235,451
NetApp, Inc. 1,982 172,830
Pure Storage, Inc. Class A
(a)
2,629 105,134
Total 26,487,446
Total Information Technology 90,182,355
Materials  2.6%
Chemicals 1.1%
CF Industries Holdings, Inc. 5,939 448,454
LyondellBasell Industries NV Class A 7,732 727,736
Mosaic Co. (The) 9,996 306,977
NewMarket Corp. 170 94,828
Olin Corp. 3,833 199,584
PPG Industries, Inc. 7,104 1,001,948
RPM International, Inc. 3,794 404,668
Scotts Miracle-Gro Co. (The) 1,267 71,281
Westlake Corp. 967 133,785
Total 3,389,261
Construction Materials 0.1%
Eagle Materials, Inc. 1,038 234,879
Containers & Packaging 0.4%
Berry Global Group, Inc. 3,582 234,478
Graphic Packaging Holding Co. 9,179 234,156
International Paper Co. 10,393 372,381
Packaging Corp. of America 2,668 442,568
Total 1,283,583
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.
(a)
15,188 304,519
Common Stocks (continued)
Issuer Shares Value ($)
Nucor Corp. 7,621 1,424,593
Reliance Steel & Aluminum Co. 1,778 507,477
Southern Copper Corp. 2,417 198,436
Steel Dynamics, Inc. 4,885 589,571
United States Steel Corp. 6,658 313,059
Total 3,337,655
Total Materials 8,245,378
Real Estate  2.5%
Health Care REITs 0.1%
Healthpeak Properties, Inc. 11,353 210,031
Medical Properties Trust, Inc. 12,512 38,787
Total 248,818
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 14,486 278,421
Park Hotels & Resorts, Inc. 4,381 66,065
Total 344,486
Industrial REITs 0.0%
STAG Industrial, Inc. 3,712 137,121
Office REITs 0.1%
Cousins Properties, Inc. 3,106 71,158
Kilroy Realty Corp. 2,404 85,967
NET Lease Office Properties 301 7,459
Total 164,584
Real Estate Management & Development 0.2%
CoStar Group, Inc.
(a)
8,381 699,646
Residential REITs 0.3%
American Homes 4 Rent Class A 6,811 238,726
Apartment Income REIT Corp. 3,073 100,456
Essex Property Trust, Inc. 1,320 307,916
Invitation Homes, Inc. 12,519 412,251
Total 1,059,349
Retail REITs 0.4%
Brixmor Property Group, Inc. 6,146 137,916
NNN REIT, Inc. 3,794 153,050
Simon Property Group, Inc. 6,657 922,727
Total 1,213,693
Specialized REITs 1.3%
American Tower Corp. 9,861 1,929,305
EPR Properties 1,527 67,600
Equinix, Inc. 1,944 1,613,073
Gaming and Leisure Properties, Inc. 5,225 238,521
SBA Communications Corp. 2,288 512,192
Total 4,360,691
Total Real Estate 8,228,388
Utilities  2.1%
Electric Utilities 1.3%
American Electric Power Co., Inc. 15,901 1,242,504
Edison International 11,543 778,922
Entergy Corp. 6,469 645,348
Evergy, Inc. 6,839 347,216
Hawaiian Electric Industries, Inc. 3,362 43,605
PG&E Corp. 60,328 1,017,733
Pinnacle West Capital Corp. 3,514 242,115
Total 4,317,443
Gas Utilities 0.2%
Atmos Energy Corp. 4,466 508,856
Independent Power and Renewable Electricity Producers
0.2%
Brookfield Renewable Corp. Class A 4,128 115,254
Clearway Energy, Inc. Class A 1,042 23,403
Clearway Energy, Inc. Class C 2,495 60,479

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2024 (Unaudited)
6 Columbia Research Enhanced Core ETF | First Quarter Report 2024
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the value of these securities amounted to $221, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31,
2024, the total market value of these securities amounted to $221, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at January 31, 2024.
Common Stocks (continued)
Issuer Shares Value ($)
Vistra Corp. 11,359 466,060
Total 665,196
Multi-Utilities 0.4%
Ameren Corp. 8,105 563,865
CenterPoint Energy, Inc. 19,312 539,577
NiSource, Inc. 12,728 330,546
Total 1,433,988
Total Utilities 6,925,483
Total Common Stocks
(Cost $302,153,442) 321,833,187
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.169%
(e)
1,867,497 1,867,497
Total Money Market Funds
(Cost $1,867,497) 1,867,497
Total Investments in Securities
(Cost $304,020,939) 323,700,684
Other Assets & Liabilities, Net 191,065
Net Assets 323,891,749
Security Acquisition Date Shares Cost ($) Value ($)
Mirati Therapeutics, Inc. 01/24/2024
315 — 221
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Value ETF | First Quarter Report 2024 7
Common Stocks 97.7%
Issuer Shares Value ($)
Communication Services  5.0%
Diversified Telecommunication Services 2.6%
AT&T, Inc. 14,420 255,090
Verizon Communications, Inc. 8,481 359,170
Total 614,260
Entertainment 0.5%
Electronic Arts, Inc. 542 74,568
Live Nation Entertainment, Inc.
(a)
241 21,413
Playtika Holding Corp.
(a)
6 43
Roku, Inc.
(a)
210 18,493
Total 114,517
Interactive Media & Services 0.0%
Match Group, Inc.
(a)
54 2,073
Media 1.9%
Comcast Corp. Class A 8,175 380,464
Fox Corp. Class A 517 16,699
Fox Corp. Class B 260 7,803
New York Times Co. (The) Class A 328 15,928
News Corp. Class A 760 18,726
News Corp. Class B 230 5,881
Total 445,501
Total Communication Services 1,176,351
Consumer Discretionary  5.1%
Automobile Components 0.1%
Lear Corp. 206 27,377
Phinia, Inc. 162 4,899
Total 32,276
Automobiles 0.1%
Thor Industries, Inc. 173 19,553
Broadline Retail 0.4%
eBay, Inc. 1,725 70,846
Kohl's Corp. 370 9,531
Nordstrom, Inc. 382 6,933
Ollie's Bargain Outlet Holdings, Inc.
(a)
144 10,358
Total 97,668
Diversified Consumer Services 0.1%
ADT, Inc. 707 4,616
H&R Block, Inc. 183 8,572
Total 13,188
Hotels, Restaurants & Leisure 1.4%
Caesars Entertainment, Inc.
(a)
405 17,767
Carnival Corp.
(a)
3,369 55,858
Expedia Group, Inc.
(a)
130 19,283
Hilton Worldwide Holdings, Inc. 475 90,706
MGM Resorts International
(a)
962 41,722
Royal Caribbean Cruises Ltd.
(a)
556 70,890
Travel + Leisure Co. 131 5,295
Wynn Resorts Ltd. 330 31,162
Total 332,683
Household Durables 2.1%
DR Horton, Inc. 1,050 150,055
Lennar Corp. Class A 842 126,174
Lennar Corp. Class B 44 6,105
NVR, Inc.
(a)
9 63,678
PulteGroup, Inc. 733 76,642
Toll Brothers, Inc. 369 36,660
TopBuild Corp.
(a)
100 36,913
Total 496,227
Specialty Retail 0.5%
Dick's Sporting Goods, Inc. 189 28,174
Gap, Inc. (The) 654 12,223
O'Reilly Automotive, Inc.
(a)
33 33,761
Common Stocks (continued)
Issuer Shares Value ($)
Ross Stores, Inc. 78 10,942
Williams-Sonoma, Inc. 190 36,744
Total 121,844
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. 127 9,606
Ralph Lauren Corp. 136 19,539
Skechers USA., Inc. Class A
(a)
420 26,225
Tapestry, Inc. 746 28,938
Total 84,308
Total Consumer Discretionary 1,197,747
Consumer Staples  8.0%
Beverages 0.1%
Molson Coors Beverage Co. Class B 512 31,636
Consumer Staples Distribution 0.7%
Kroger Co. (The) 1,925 88,820
US Foods Holding Corp.
(a)
668 30,735
Walgreens Boots Alliance, Inc. 2,078 46,900
Total 166,455
Food Products 1.6%
Bunge Global SA 436 38,407
Campbell Soup Co. 567 25,305
General Mills, Inc. 1,750 113,593
Ingredion, Inc. 197 21,191
JM Smucker Co. (The) 305 40,123
Kellanova 769 42,110
Kraft Heinz Co. (The) 2,375 88,184
Seaboard Corp. 1 3,603
Total 372,516
Household Products 4.7%
Colgate-Palmolive Co. 2,425 204,185
Kimberly-Clark Corp. 58 7,016
Procter & Gamble Co. (The) 5,672 891,298
Reynolds Consumer Products, Inc. 162 4,402
Total 1,106,901
Tobacco 0.9%
Altria Group, Inc. 5,252 210,710
Total Consumer Staples 1,888,218
Energy  7.8%
Energy Equipment & Services 0.4%
Baker Hughes Co. 2,266 64,581
TechnipFMC PLC 988 19,108
Total 83,689
Oil, Gas & Consumable Fuels 7.4%
Coterra Energy, Inc. 1,686 41,948
EOG Resources, Inc. 1,330 151,341
EQT Corp. 816 28,886
Exxon Mobil Corp. 9,108 936,394
HF Sinclair Corp. 317 17,907
Marathon Oil Corp. 1,385 31,647
Marathon Petroleum Corp. 955 158,148
Phillips 66 1,042 150,371
Pioneer Natural Resources Co. 523 120,201
Valero Energy Corp. 798 110,842
Total 1,747,685
Total Energy 1,831,374
Financials  20.5%
Banks 13.1%
Bank of America Corp. 21,141 719,005
Bank OZK 332 14,976
Citigroup, Inc. 5,912 332,077
Comerica, Inc. 395 20,769
East West Bancorp, Inc. 422 30,726

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2024 (Unaudited)
8 Columbia Research Enhanced Value ETF | First Quarter Report 2024
Common Stocks (continued)
Issuer Shares Value ($)
Fifth Third Bancorp 2,049 70,158
First Citizens BancShares, Inc. Class A 30 45,300
JPMorgan Chase & Co. 6,467 1,127,586
M&T Bank Corp. 507 70,017
New York Community Bancorp, Inc. 2,195 14,202
Popular, Inc. 214 18,286
Webster Financial Corp. 520 25,730
Wells Fargo & Co. 11,078 555,894
Wintrust Financial Corp. 182 17,650
Zions Bancorp NA 440 18,436
Total 3,080,812
Capital Markets 3.1%
Affiliated Managers Group, Inc. 110 16,373
Bank of New York Mellon Corp. (The) 2,357 130,719
Cboe Global Markets, Inc. 319 58,648
CME Group, Inc. 1,095 225,395
Franklin Resources, Inc. 873 23,248
Invesco Ltd. 1,106 17,508
Janus Henderson Group PLC 401 11,533
Nasdaq, Inc. 1,047 60,485
SEI Investments Co. 309 19,541
State Street Corp. 963 71,137
T Rowe Price Group, Inc. 685 74,288
Virtu Financial, Inc. Class A 267 4,483
XP, Inc. Class A 943 23,179
Total 736,537
Consumer Finance 0.2%
Synchrony Financial 1,258 48,899
Financial Services 1.5%
Corebridge Financial, Inc. 704 17,016
Euronet Worldwide, Inc.
(a)
74 7,374
Fiserv, Inc.
(a)
1,341 190,248
Global Payments, Inc. 801 106,717
MGIC Investment Corp. 855 16,963
Western Union Co. (The) 969 12,180
Total 350,498
Insurance 2.6%
Assurant, Inc. 163 27,376
Axis Capital Holdings Ltd. 240 14,285
Brown & Brown, Inc. 439 34,049
CNA Financial Corp. 81 3,570
Everest Group Ltd. 115 44,271
Hartford Financial Services Group, Inc. (The) 933 81,134
Lincoln National Corp. 470 12,901
Loews Corp. 565 41,166
Marsh & McLennan Cos., Inc. 301 58,346
MetLife, Inc. 1,962 136,006
Old Republic International Corp. 820 22,993
Reinsurance Group of America, Inc. 204 35,473
Unum Group 598 28,907
Willis Towers Watson PLC 284 69,949
Total 610,426
Total Financials 4,827,172
Health Care  14.5%
Biotechnology 1.8%
Alnylam Pharmaceuticals, Inc.
(a)
31 5,360
Amgen, Inc. 202 63,480
Biogen, Inc.
(a)
167 41,192
BioMarin Pharmaceutical, Inc.
(a)
198 17,440
Exact Sciences Corp.
(a)
135 8,829
Exelixis, Inc.
(a)
96 2,089
Gilead Sciences, Inc. 1,428 111,755
Common Stocks (continued)
Issuer Shares Value ($)
Incyte Corp.
(a)
55 3,232
Ionis Pharmaceuticals, Inc.
(a)
26 1,336
Karuna Therapeutics, Inc.
(a)
4 1,254
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 36
Moderna, Inc.
(a)
383 38,702
Regeneron Pharmaceuticals, Inc.
(a)
115 108,420
Roivant Sciences Ltd.
(a)
25 250
United Therapeutics Corp.
(a)
52 11,169
Vertex Pharmaceuticals, Inc.
(a)
28 12,135
Total 426,679
Health Care Equipment & Supplies 2.6%
Baxter International, Inc. 1,424 55,095
DENTSPLY SIRONA, Inc. 601 20,885
GE HealthCare Technologies, Inc. 989 72,553
Hologic, Inc.
(a)
686 51,066
Integra LifeSciences Holdings Corp.
(a)
202 8,110
Medtronic PLC 3,720 325,649
QuidelOrtho Corp.
(a)
154 10,550
Zimmer Biomet Holdings, Inc. 588 73,853
Total 617,761
Health Care Providers & Services 3.9%
Cardinal Health, Inc. 345 37,671
Centene Corp.
(a)
1,519 114,396
Cigna Group (The) 755 227,217
Elevance Health, Inc. 573 282,741
Humana, Inc. 199 75,234
McKesson Corp. 233 116,474
Molina Healthcare, Inc.
(a)
75 26,733
Premier, Inc. Class A 333 7,199
Tenet Healthcare Corp.
(a)
270 22,340
Total 910,005
Life Sciences Tools & Services 0.0%
Fortrea Holdings, Inc.
(a)
251 7,771
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co. 5,855 286,134
Jazz Pharmaceuticals PLC
(a)
82 10,063
Johnson & Johnson 6,776 1,076,707
Organon & Co. 732 12,188
Perrigo Co. PLC 387 12,415
Royalty Pharma PLC Class A 1,042 29,582
Viatris, Inc. 3,312 38,982
Total 1,466,071
Total Health Care 3,428,287
Industrials  13.7%
Aerospace & Defense 0.2%
Curtiss-Wright Corp. 167 37,169
Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc. 576 72,766
FedEx Corp. 1,003 242,014
Total 314,780
Building Products 2.5%
A O Smith Corp. 481 37,330
AZEK Co., Inc. (The)
(a)
585 22,558
Builders FirstSource, Inc.
(a)
555 96,420
Carlisle Cos., Inc. 217 68,194
Carrier Global Corp. 3,507 191,868
Fortune Brands Innovations, Inc. 548 42,519
Masco Corp. 979 65,877
Owens Corning 388 58,794
Total 583,560
Commercial Services & Supplies 0.4%
Cintas Corp. 42 25,392

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2024 (Unaudited)
Columbia Research Enhanced Value ETF | First Quarter Report 2024 9
Common Stocks (continued)
Issuer Shares Value ($)
Veralto Corp. 954 73,162
Total 98,554
Construction & Engineering 0.4%
AECOM 576 50,797
EMCOR Group, Inc. 133 30,339
Total 81,136
Electrical Equipment 0.5%
Acuity Brands, Inc. 136 32,390
Vertiv Holdings Co. Class A 1,338 75,369
Total 107,759
Ground Transportation 1.3%
CSX Corp. 7,966 284,386
Landstar System, Inc. 34 6,519
Ryder System, Inc. 199 22,600
Total 313,505
Machinery 3.9%
AGCO Corp. 271 33,151
Allison Transmission Holdings, Inc. 358 21,673
Caterpillar, Inc. 564 169,375
Crane Co. 207 25,691
Donaldson Co., Inc. 309 19,958
Esab Corp. 247 21,240
Fortive Corp. 1,558 121,804
Gates Industrial Corp. PLC
(a)
484 6,234
ITT, Inc. 357 43,118
Lincoln Electric Holdings, Inc. 15 3,333
Parker-Hannifin Corp. 556 258,262
Pentair PLC 716 52,390
Snap-on, Inc. 230 66,684
Stanley Black & Decker, Inc. 676 63,071
Timken Co. (The) 272 22,280
Total 928,264
Marine Transportation 0.1%
Kirby Corp.
(a)
260 20,452
Passenger Airlines 0.8%
American Airlines Group, Inc.
(a)
1,813 25,799
Delta Air Lines, Inc. 2,676 104,739
United Airlines Holdings, Inc.
(a)
1,447 59,877
Total 190,415
Professional Services 1.3%
Automatic Data Processing, Inc. 259 63,657
Broadridge Financial Solutions, Inc. 85 17,357
CACI International, Inc. Class A
(a)
99 34,029
Genpact Ltd. 592 21,253
Jacobs Solutions, Inc. 558 75,202
ManpowerGroup, Inc. 220 16,311
Science Applications International Corp. 241 30,766
SS&C Technologies Holdings, Inc. 951 58,030
Total 316,605
Trading Companies & Distributors 1.0%
Core & Main, Inc. Class A
(a)
639 26,397
Ferguson PLC 849 159,493
MSC Industrial Direct Co., Inc. Class A 203 20,032
WESCO International, Inc. 190 32,969
Total 238,891
Total Industrials 3,231,090
Information Technology  9.1%
Communications Equipment 3.4%
Cisco Systems, Inc. 14,016 703,323
F5, Inc.
(a)
205 37,658
Juniper Networks, Inc. 1,082 39,991
Common Stocks (continued)
Issuer Shares Value ($)
Motorola Solutions, Inc. 45 14,378
Total 795,350
Electronic Equipment, Instruments & Components 0.1%
Crane NXT Co. 166 9,674
TD SYNNEX Corp. 160 15,997
Vontier Corp. 350 12,107
Total 37,778
IT Services 0.6%
Amdocs Ltd. 403 36,947
Okta, Inc.
(a)
480 39,672
VeriSign, Inc.
(a)
296 58,869
Total 135,488
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc. 449 73,771
Cirrus Logic, Inc.
(a)
187 14,436
Lam Research Corp. 27 22,280
Microchip Technology, Inc. 526 44,805
MKS Instruments, Inc. 223 23,738
QUALCOMM, Inc. 488 72,473
Skyworks Solutions, Inc. 535 55,886
Teradyne, Inc. 89 8,596
Total 315,985
Software 3.2%
AppLovin Corp. Class A
(a)
525 21,593
Dropbox, Inc. Class A
(a)
97 3,073
Gen Digital, Inc. 1,605 37,685
Informatica, Inc. Class A
(a)
132 3,960
Nutanix, Inc. Class A
(a)
584 32,821
Oracle Corp. 3,048 340,462
PTC, Inc.
(a)
183 33,059
Salesforce, Inc.
(a)
791 222,342
Uipath, Inc. Class A
(a)
287 6,595
Zoom Video Communications, Inc. Class A
(a)
846 54,660
Total 756,250
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc. 2,349 67,440
NetApp, Inc. 432 37,670
Pure Storage, Inc. Class A
(a)
207 8,278
Total 113,388
Total Information Technology 2,154,239
Materials  4.8%
Chemicals 1.8%
CF Industries Holdings, Inc. 855 64,561
LyondellBasell Industries NV Class A 1,113 104,755
Mosaic Co. (The) 1,436 44,099
NewMarket Corp. 29 16,176
Olin Corp. 554 28,847
PPG Industries, Inc. 765 107,896
RPM International, Inc. 442 47,144
Westlake Corp. 139 19,231
Total 432,709
Construction Materials 0.1%
Eagle Materials, Inc. 51 11,540
Containers & Packaging 1.0%
Berry Global Group, Inc. 514 33,647
Graphic Packaging Holding Co. 613 15,638
International Paper Co. 1,495 53,566
Packaging Corp. of America 383 63,532
Sonoco Products Co. 426 24,239
Westrock Co. 1,089 43,843
Total 234,465

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2024 (Unaudited)
10 Columbia Research Enhanced Value ETF | First Quarter Report 2024
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the value of these securities amounted to $36, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31,
2024, the total market value of these securities amounted to $36, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 1.9%
Cleveland-Cliffs, Inc.
(a)
2,187 43,850
Nucor Corp. 1,095 204,688
Reliance Steel & Aluminum Co. 255 72,782
Steel Dynamics, Inc. 701 84,604
United States Steel Corp. 955 44,904
Total 450,828
Total Materials 1,129,542
Real Estate  4.6%
Health Care REITs 0.2%
Healthpeak Properties, Inc. 2,395 44,308
Medical Properties Trust, Inc. 2,650 8,215
Total 52,523
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc. 3,054 58,698
Park Hotels & Resorts, Inc. 919 13,858
Total 72,556
Industrial REITs 0.3%
EastGroup Properties, Inc. 191 33,889
STAG Industrial, Inc. 783 28,924
Total 62,813
Office REITs 0.2%
Cousins Properties, Inc. 652 14,937
Kilroy Realty Corp. 511 18,274
NET Lease Office Properties 58 1,437
Total 34,648
Real Estate Management & Development 0.4%
CoStar Group, Inc.
(a)
1,012 84,482
Residential REITs 0.9%
American Homes 4 Rent Class A 1,435 50,297
Apartment Income REIT Corp. 646 21,118
Essex Property Trust, Inc. 277 64,616
Invitation Homes, Inc. 2,647 87,165
Total 223,196
Retail REITs 0.9%
Brixmor Property Group, Inc. 1,301 29,195
NNN REIT, Inc. 805 32,474
Simon Property Group, Inc. 1,099 152,332
Total 214,001
Specialized REITs 1.4%
EPR Properties 328 14,521
Equinix, Inc. 207 171,762
Gaming and Leisure Properties, Inc. 1,108 50,580
Common Stocks (continued)
Issuer Shares Value ($)
SBA Communications Corp. 434 97,155
Total 334,018
Total Real Estate 1,078,237
Utilities  4.6%
Electric Utilities 2.9%
American Electric Power Co., Inc. 2,566 200,507
Edison International 1,865 125,850
Entergy Corp. 1,045 104,249
Evergy, Inc. 1,104 56,050
Hawaiian Electric Industries, Inc. 547 7,095
PG&E Corp. 9,740 164,314
Pinnacle West Capital Corp. 564 38,860
Total 696,925
Gas Utilities 0.3%
Atmos Energy Corp. 720 82,037
Independent Power and Renewable Electricity Producers
0.4%
Brookfield Renewable Corp. Class A 669 18,678
Clearway Energy, Inc. Class A 170 3,818
Clearway Energy, Inc. Class C 404 9,793
Vistra Corp. 1,298 53,257
Total 85,546
Multi-Utilities 1.0%
Ameren Corp. 1,306 90,859
CenterPoint Energy, Inc. 3,119 87,145
NiSource, Inc. 2,053 53,316
Total 231,320
Total Utilities 1,095,828
Total Common Stocks
(Cost $21,824,819) 23,038,085
Exchange-Traded Equity Funds 1.7%
Issuer Shares Value ($)
Financials  1.7%
Financial Select Sector SPDR Fund 10,271 398,104
Total Exchange-Traded Equity Funds
(Cost $376,402) 398,104
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.169%
(e)
115,305 115,305
Total Money Market Funds
(Cost $115,305) 115,305
Total Investments in Securities
(Cost $22,316,526) 23,551,494
Other Assets & Liabilities, Net 20,985
Net Assets 23,572,479

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2024 (Unaudited)
Columbia Research Enhanced Value ETF | First Quarter Report 2024 11
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at January 31, 2024.
Security Acquisition Date Shares Cost ($) Value ($)
Mirati Therapeutics, Inc. 01/24/2024
51 — 36
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_P01_(03/24)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.